THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL WAS DENIED ON MARCH 23, 2001.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number:  1

      This Amendment (Check only one.):   [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28- 4545
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                    April 2, 2001
-----------------------          -----------------------      ------------------
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number     Name
        28- 5194                 General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    18
                                                            ------------
Form 13F Information Table Entry Total:                               10
                                                            ------------

Form 13F Information Table Value Total:                     $  3,425,079
                                                            ------------
                                                             (thousands)

List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER      NAME
    ---       --------------------      ----
     1.       28-5678                   Berkshire Hathaway Life Insurance Co.
                                        of Nebraska

     2.       28-5676                   BHG Life Insurance Co.

     3.       28-719                    Blue Chip Stamps

     4.       28-554                    Buffett, Warren E.

     5.       28-1517                   Columbia Insurance Co.

     6.       28-2226                   Cornhusker Casualty Co.

     7.       28-6102                   Cypress Insurance Co.

     8.       28-852                    GEICO Corp.

     9.       28-101                    Government Employees Ins. Corp.

    10.       28-1066                   National Fire & Marine

    11.       28-718                    National Indemnity Co.

    12.       28-5006                   National Liability & Fire Ins. Co.

    13.       28-6104                   Nebraska Furniture Mart

    14.       28-717                    OBH Inc.

    15.       28-2740                   Plaza Investment Managers

    16.       28-1357                   Wesco Financial Corp.

    17.       28-3091                   Wesco Financial Ins. Co.

    18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2000



                                                                                Column 6
                                           Column 4                     Investment Discretion                     Column 8
                                             Market    Column 5    --------------------------------           Voting Authority
                  Column 2   Column 3        Value     Shares or           (b)       (c)   Column 7      --------------------------
Column 1          Title of    CUSIP          (In       Principal   (a)   Shared -  Shared-  Other           (a)        (b)     (c)
Name of Issuer      Class     Number      Thousands)    Amount     Sole  Defined    Other  Managers         Sole      Shared   None
--------------    -------   --------    ------------  --------     ----  -------   ------  --------      ----------   ------   ----
Gap Inc.             Com    364760 10 8     204,000    8,000,000            X              4, 8, 9,
                                                                                            11, 14, 15    8,000,000
GPU Inc.             Com    36225X 10 0     181,153    4,921,300            X              4, 11, 14      4,921,300
Wells Fargo
 & Co. Del           Com    949746 10 1     708,844   12,728,390            X              4, 5, 14      12,728,390
                                              8,353      150,000            X              4, 7, 14         150,000
                                             56,893    1,021,600            X              4, 3, 14,
                                                                                            16, 17, 18    1,021,600
                                              6,737      120,970            X              4, 10, 14        120,970
                                             33,685      604,860            X              4, 13, 14        604,860
                                             77,632    1,394,000            X              4, 12, 14      1,394,000
                                             47,337      850,000            X              4, 14            850,000
                                          2,127,445   38,201,560            X              4, 11, 14     38,201,560
                                         ----------
  GRAND TOTAL                            $3,425,079
                                         ==========